Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net [Line Items]
Depreciation of property, plant and equipment	$ 809,859	$ 494,830
Disposal of property plant and equipment original cost	284,385
Accumulated depreciation	142,340
Gross loss disposal	(142,045)
Impairment loss	87,392	87,392
Net loss on disposal of fixed assets	54,653
Cost of Sales [Member]
Property, Plant and Equipment, Net [Line Items]
Depreciation of property, plant and equipment	601,054	439,229
Cost of Revenues [Member]
Property, Plant and Equipment, Net [Line Items]
Depreciation of property, plant and equipment	188,645	45,980
General and Administrative Expense [Member]
Property, Plant and Equipment, Net [Line Items]
Depreciation of property, plant and equipment	$ 20,160	$ 9,621